Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	NORDIC AMERICAN OFFSHORE LTD.
Entity Central Index Key	0001597659
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q3
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2016